QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF	January 31, 2024
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.7%
EQUITY – 99.7%
iShares Core S&P 500 ETF(a)	569	$276,079
TOTAL EXCHANGE-TRADED FUNDS
(Cost $249,050)		276,079

SHORT-TERM INVESTMENTS – 0.4%

Invesco Government & Agency Portfolio - Institutional Class, 5.25%(b)	1,011	1,011
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,011)		1,011
TOTAL INVESTMENTS – 100.1%
(Cost $250,061)		277,090
Liabilities in Excess of Other Assets – (0.1%)		(257)
TOTAL NET ASSETS – 100.0%		$276,833

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	The rate is the annualized seven-day yield at period end.